CONSOLIDATED STATEMENTS OF STOCKHOLDERS' EQUITY (DEFICIT) - USD ($)	Series A Convertible Preferred Stock	Common Stock	Additional Paid-In Capital	Treasury Stock	Noncontrolling Interest	Stockholders' Notes Receivable	Accumulated Other Comprehensive Loss	Accumulated Deficit	Total
Balance at the beginning at Dec. 31, 2019	$ 1,450,000	$ 96,250	$ 6,074,054		$ 163,245	$ (225,000)	$ (33)	$ (7,467,462)	$ 91,054
Balance at the beginning (in shares) at Dec. 31, 2019	186,137	9,624,975		1,602,565
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Issuance of preferred Series A warrants			2,138,273						2,138,273
Issuance of common warrants			88,000						88,000
Issuance of common stock	$ 5,786,189	$ 5,422	829,571						834,993
Issuance of common stock (in shares)	888,739	542,205		(113,455)
Conversion of notes to Series A preferred stock	$ 1,062,986		100,000						1,162,986
Conversion of notes to Series A preferred stock (in shares)	189,576
Conversion of Series A preferred stock to common stock	$ (8,299,175)	$ 63,223	8,235,952
Conversion of Series A preferred stock to common stock (in shares)	(1,264,452)	6,322,260
Issuance of Stock Options to Current Shareholders			878,510			(335,161)			543,349
Repayment of shareholders loan through in-kind services						93,100			93,100
Stock-based compensation		$ 12,070	1,962,136						1,974,206
Stock-based compensation (in shares)		1,206,545		(1,206,545)
Foreign currency translation adjustments							45,133		45,133
Net loss attributable to noncontrolling interest					(63)				(63)
Net loss attributable to T Stamp Inc.								(10,683,561)	(10,683,561)
Balance at the end at Dec. 31, 2020		$ 176,965	20,306,496		163,182	(467,061)	45,100	(18,151,023)	2,073,659
Balance at the end (in shares) at Dec. 31, 2020		17,695,985		282,565
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Issuance of common warrants			19,509						19,509
Issuance of common stock		$ 13,694	3,982,029						3,995,723
Issuance of common stock (in shares)		1,369,915
Repayment of shareholders loan through in-kind services						83,864			83,864
Stock-based compensation			1,722,936						1,722,936
Exercise of warrants to common stock		$ 750							750
Exercise of warrants to common stock (in shares)		75,000
Foreign currency translation adjustments							76,760		76,760
Net loss attributable to noncontrolling interest					(1,304)				(1,304)
Net loss attributable to T Stamp Inc.								(7,033,821)	(7,033,821)
Balance at the end at Sep. 30, 2021		$ 191,409	26,030,969		161,878	(383,197)	121,860	(25,184,844)	938,075
Balance at the end (in shares) at Sep. 30, 2021		19,140,900		282,565
Balance at the beginning at Dec. 31, 2020		$ 176,965	20,306,496		163,182	(467,061)	45,100	(18,151,023)	2,073,659
Balance at the beginning (in shares) at Dec. 31, 2020		17,695,985		282,565
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Issuance of common warrants			1,129,535						1,129,535
Issuance of common stock		$ 27,636	7,605,409						7,633,045
Issuance of common stock (in shares)		2,704,158
Repayment of shareholders loan						75,000			75,000
Repayment of shareholders loan through in-kind services						261,794			261,794
Stock-based compensation			2,780,639						2,780,639
Exercise of warrants to common stock		$ 150							150
Exercise of warrants to common stock (in shares)		75,000
Foreign currency translation adjustments							138,800		138,800
Net loss attributable to noncontrolling interest					(1,743)				(1,743)
Net loss attributable to T Stamp Inc.								(9,057,163)	(9,057,163)
Balance at the end at Dec. 31, 2021		$ 204,751	31,822,079		161,439	(130,267)	183,900	(27,208,186)	5,033,716
Balance at the end (in shares) at Dec. 31, 2021		20,475,143		282,565
Balance at the beginning at Jun. 30, 2021		$ 191,007	25,095,832		162,318	(411,127)	89,828	(22,148,940)	2,978,918
Balance at the beginning (in shares) at Jun. 30, 2021		19,100,710		282,565
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Issuance of common warrants			19,509						19,509
Issuance of common stock		$ 402	22,730						23,132
Issuance of common stock (in shares)		40,190
Repayment of shareholders loan through in-kind services						27,930			27,930
Stock-based compensation			892,898						892,898
Foreign currency translation adjustments							32,032		32,032
Net loss attributable to noncontrolling interest					(440)				(440)
Net loss attributable to T Stamp Inc.								(3,035,904)	(3,035,904)
Balance at the end at Sep. 30, 2021		$ 191,409	26,030,969		161,878	(383,197)	121,860	(25,184,844)	938,075
Balance at the end (in shares) at Sep. 30, 2021		19,140,900		282,565
Balance at the beginning at Dec. 31, 2021		$ 204,751	31,822,079		161,439	(130,267)	183,900	(27,208,186)	5,033,716
Balance at the beginning (in shares) at Dec. 31, 2021		20,475,143		282,565
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Issuance of common warrants			667,290						667,290
Issuance of common stock		$ 10,542	997,248						1,007,790
Issuance of common stock (in shares)		1,054,180
Repayment of shareholders loan through in-kind services						83,790			83,790
Stock-based compensation			1,598,233						1,598,233
Exercise of warrants to common stock		$ 24,525	3,359,237						3,383,762
Exercise of warrants to common stock (in shares)		2,452,451
Foreign currency translation adjustments							(25,791)		(25,791)
Net loss attributable to T Stamp Inc.								(8,054,240)	(8,054,240)
Balance at the end at Sep. 30, 2022		$ 242,641	38,503,926		161,439	(46,477)	158,109	(35,262,426)	3,757,212
Balance at the end (in shares) at Sep. 30, 2022		24,264,150		282,565
Balance at the beginning at Jun. 30, 2022		$ 232,857	36,240,605		161,439	(74,407)	211,824	(31,822,534)	4,949,784
Balance at the beginning (in shares) at Jun. 30, 2022		23,285,733		282,565
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Issuance of common warrants			611,452						611,452
Issuance of common stock		$ 9,737	794,615						804,352
Issuance of common stock (in shares)		973,750
Repayment of shareholders loan through in-kind services						27,930			27,930
Stock-based compensation			850,801						850,801
Exercise of warrants to common stock		$ 47	6,453						6,500
Exercise of warrants to common stock (in shares)		4,667
Foreign currency translation adjustments							(53,715)		(53,715)
Net loss attributable to T Stamp Inc.								(3,439,892)	(3,439,892)
Balance at the end at Sep. 30, 2022		$ 242,641	$ 38,503,926		$ 161,439	$ (46,477)	$ 158,109	$ (35,262,426)	$ 3,757,212
Balance at the end (in shares) at Sep. 30, 2022		24,264,150		282,565